                                                        [LOGO]
                                                        FORTIS
                                          Solid partners, flexible solutions-SM-


Enjoy the benefits of tax-smart investing


Fortis tax-free bond
annual report

September 30, 1999




FORTIS FINANCIAL GROUP

                                   [GRAPHIC]

FORTIS TAX-FREE PORTFOLIOS, INC.

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULES OF INVESTMENTS
     NATIONAL PORTFOLIO                                           4
     MINNESOTA PORTFOLIO                                          7

  STATEMENTS OF ASSETS AND LIABILITIES                            9

  STATEMENTS OF OPERATIONS                                       10

  STATEMENTS OF CHANGES IN NET ASSETS
     NATIONAL PORTFOLIO                                          11
     MINNESOTA PORTFOLIO                                         12

  NOTES TO FINANCIAL STATEMENTS                                  13

  INDEPENDENT AUDITORS' REPORT                                   19

  FEDERAL INCOME TAX INFORMATION                                 20

  DIRECTORS AND OFFICERS                                         21

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of each fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the funds and financial markets.

The charts following the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which each fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                                 CLASS A    CLASS B    CLASS C    CLASS E    CLASS H
                                                 -------    -------    -------    -------    -------
FORTIS TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $11.37     $11.36     $11.34     $11.38     $11.35
  End of year................................    $10.47     $10.46     $10.45     $10.49     $10.46

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .468     $ .384     $ .384     $ .492     $ .384
  From net realized gains on investments.....    $ .120     $ .120     $ .120     $ .120     $ .120

FOR THE YEAR ENDED SEPTEMBER 30, 1999

FORTIS TAX-FREE MINNESOTA
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $10.74     $10.73     $10.73     $10.77     $10.76
  End of year................................    $ 9.91     $ 9.90     $ 9.93     $ 9.94     $ 9.93

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .462     $ .378     $ .378     $ .486     $ .378
  From net realized gains on investments.....    $ .171     $ .171     $ .171     $ .171     $ .171

                                     [Photo]
Investing in municipal bonds for
tax-free income.

DEAR FORTIS SHAREHOLDER,

The bond market digested a wide variety of economic information during the twelve months ended September 30, 1999. The economy continued to show strong growth, combined with low inflation. Real Gross Domestic Product (GDP) grew at a 6.0% rate during the fourth quarter of 1998 and a 4.3% rate for the first quarter of 1999, before tapering off to a more modest 1.6% in the second quarter of 1999. Economic growth was supported by strong non-farm payroll growth, as the unemployment rate for October 1998, was 4.6%, and declined to the 4.2-4.3% range, where it has been since March 1999. Inflation measures continued to behave well, with the year-over-year core Consumer Price Index (the core CPI excludes food and energy) up 1.9%, and the year-over-year core Producer Price Index up 1.3% through August. The Federal Reserve raised the Federal Funds rate twice, totaling 50 basis points, and the Discount Rate by 25 basis points during the third quarter of 1999. These actions reversed most of the 75 basis point easing which the Fed undertook during late 1998 to address market uncertainty caused by the economic turmoil in Asia.

Municipal bond yields, as reflected by the Bond Buyer Revenue Bond Index, traded within a 25 basis point range from October 1998 to March 1999, then rose steadily for the balance of the twelve-month period. The yield of the Index began October 1998, at 5.09%, rose as inflation concerns increased, then fell due to the Asian turmoil, closing January at 5.18%. Rates rose steadily beginning in February, as strong economic growth caused concern about the potential for future inflation. It was this concern that motivated the Fed to raise rates. The yield of the Revenue Bond Index closed September 1999, at 5.96%.

During the fourth quarter of 1998 and the first quarter of 1999, in order to benefit from expected price appreciation due to declining interest rates, the durations of the funds were maintained at levels longer than their benchmarks. This duration position was an impediment to performance as rates rose during the first quarter of 1999. Performance was also negatively affected during the first six months of the period by an overweighting in hospital bonds in both funds relative to their competitors. Health care bonds performed poorly during that time, and that trend has continued. In April, the duration of each fund was shortened to a neutral position in comparison to its respective benchmark. The duration of each fund was then held relatively constant as rates rose during the second and third quarters of 1999. This shorter duration helped the performance of the funds as rates rose. Hospital bond holdings of both funds were reduced, and general obligation bond holdings were increased during the second and third quarters of 1999, as continuing uncertainty about future Medicare reimbursements caused us to be concerned about the future performance of the hospital sector. As rates rose, lower yielding securities in both funds were sold, and replaced with securities with higher yields. Total returns for the twelve months ending September 30, 1999, were -2.56% for the National Portfolio Class E shares before sales charge, and -1.71% for the Minnesota Portfolio Class E shares before sales charge. These levels compare with the total return of the Lehman Municipal Index during the same period, which was -0.70%. The durations of the funds at the end of the reporting period were 6.4 years for the Minnesota portfolio, and 7.5 years for the National Portfolio. This compares to a duration of 7 years for the Lehman Municipal Index.

As 1999 draws to a close, we expect economic growth to pick up slightly from its modest second quarter level, and additional interest rate hikes by the Federal Reserve cannot be ruled out. The trend of minimal inflation should continue, although continuing tightness in the labor markets could exert modest upward pressure. Nonetheless, we believe that interest rates are near the top of their longer term trading range. For purposes of liquidity, we believe that it will be important to maintain strong credit quality in both portfolios. Call protection and coupon will continue to be important elements of bond structure as we look to enhance future portfolio performance.

Sincerely,

/s/ DEAN C. KOPPERUD                                          /s/ HOWARD G. HUDSON
Dean C. Kopperud                                              Howard G. Hudson
President                                                     Vice President

COMPOSITION BY INDUSTRY
AS OF 9/30/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation           26.3%
Utilities-Water and Sewer    17.2%
Transportation               11.4%
Health Care Services         11.3%
Utilities-Electric            6.4%
Housing                       5.8%
Higher Education              5.7%
Prerefunded with U.S. Gov't   5.3%
Cash Equivalents/Receivable   3.9%
Public Facilities             2.8%
Other                         2.4%
Pollution Control             1.5%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED OCTOBER 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                NATIONAL PORTFOLIO CLASS E                 5 YEAR            10 YEAR
                   AVERAGE ANNUAL TOTAL
                          RETURN
                          1 YEAR
Class E*                                 -6.95%                       4.66%    6.10%
Class E**                                -2.56%                       5.63%    6.59%
           Lehman Bros. Municipal Bond Index***  National Portfolio Class E
89                                      $10,000                               $9,550
90                                       10,680                                9,966
91                                       12,088                               11,361
92                                       13,351                               12,492
93                                       15,053                               14,195
94                                       14,685                               13,751
95                                       16,328                               15,030
96                                       17,314                               15,884
97                                       18,875                               17,185
98                                       20,522                               18,555
99                                       20,377                               18,079

                        Annual Period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 9/30/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  University of New Mexico (6.00%) 2021                   4.1%
 2.  New York Triborough Bridge & Tunnel Authority
     (5.50%) 2017                                            4.1%
 3.  Metropolitan Transportation Authority NY (5.75%)
     2013                                                    4.0%
 4.  Maricopa County, AZ Independent School District
     (5.125%) 2014                                           3.8%
 5.  Tucson, AZ Water (5.50%) 2014                           3.5%
 6.  Fulton County, GA Water & Sewer (6.375%) 2014           3.1%
 7.  Larimer County Colorado School District R1,
     (5.50%) 2013                                            3.0%
 8.  Detroit, MI Water System (6.50%) 2015                   3.0%
 9.  South Carolina State, General Obligation (5.75%)
     2004                                                    3.0%
10.  Southern California Public Power (6.36%) 2013           3.0%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                             Since
                                              1 Year       Inception+
---------------------------------------------------------------------
Class A shares#                                   -2.87%     +6.63%
Class A shares##                                  -7.24%     +5.63%
Class B shares#                                   -3.61%     +5.81%
Class B shares##                                  -6.88%     +5.51%
Class C shares#                                   -3.53%     +5.79%
Class C shares##                                  -4.45%     +5.79%
Class H shares#                                   -3.52%     +5.81%
Class H shares##                                  -6.80%     +5.51%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on September 30, 1999.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 9/30/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation            20.2%
Housing                       19.9%
Health Care Services          12.7%
Higher Education              12.4%
Utilities-Electric             8.4%
Pollution Control              5.5%
Prerefunded with U.S. Gov't    5.0%
Miscellaneous                  4.5%
Cash Equivalents/Receivables   3.9%
Public Facilities              3.0%
Transportation                 2.4%
Airport Revenues               2.1%

MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED OCTOBER 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               MINNESOTA PORTFOLIO CLASS E       5 YEAR            10 YEAR
                   AVERAGE ANNUAL TOTAL
                          RETURN
                          1 YEAR
Class E*                                 -6.13%   4.37%                        5.85%
Class E**                                -1.71%   5.33%                        6.33%
           Lehman Bros. Municipal Bond Index***          Minnesota Portfolio Class E
89                                      $10,000                               $9,550
90                                       10,680                               10,053
91                                       12,088                               11,260
92                                       13,351                               12,306
93                                       15,053                               13,817
94                                       14,685                               13,614
95                                       16,328                               14,750
96                                       17,314                               15,489
97                                       18,875                               16,588
98                                       20,522                               17,957
99                                       20,377                               17,651

                        Annual Period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 9/30/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Minnesota State General Obligation (5.00%) 2002         4.7%
 2.  Centennial Independent School District #12
     (5.625%) 2016                                           4.7%
 3.  University of MN (Regents of) (5.50%) 2021              4.6%
 4.  Minnesota Agriculture & Economic Development
     (5.50%) 2017                                            4.5%
 5.  Rochester (City of), MN Health Care Facility
     (5.90%) 2010                                            3.7%
 6.  Brainerd (City of), MN (6.65%) 2017                     3.7%
 7.  Minneapolis (City of), MN (4.09%) Zero Coupon
     General Obligation 2005                                 3.3%
 8.  St. Louis Park (City of), MN Hospital Facility
     (7.25%) 2015                                            3.1%
 9.  Northern MN Municipal Power Agency (5.25%) 2013         2.5%
10.  Minneapolis (City of), MN, CDA Limited Tax
     (7.375%) 2012                                           2.5%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                             Since
                                              1 Year       Inception+
---------------------------------------------------------------------
Class A shares#                                   -1.94%     +6.20%
Class A shares##                                  -6.35%     +5.20%
Class B shares#                                   -2.73%     +5.34%
Class B shares##                                  -6.01%     +5.04%
Class C shares#                                   -2.45%     +5.39%
Class C shares##                                  -3.37%     +5.39%
Class H shares#                                   -2.73%     +5.40%
Class H shares##                                  -6.01%     +5.09%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on September 30, 1999
  +  Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS TAX-FREE PORTFOLIOS, INC.
NATIONAL PORTFOLIO
Schedule of Investments
September 30, 1999

MUNICIPAL BONDS-96.07%

--------------------------------------------------------------------------------
                                                                   Standard
                                                                   & Poor's
    Principal                                                       Rating                         Market
     Amount                                                       (Unaudited)     Cost (a)        Value (b)
   ------------                                                  -------------   ------------    ------------
                  ARIZONA-7.32%
   $ 2,500,000    Maricopa County, AZ, Independent School
                    District #48, Scottsdale Project of 1997,
                    5.125% General Obligation Bond Ser D
                    7-1-2014...................................           AA     $ 2,427,825     $ 2,418,400
     2,225,000    Tucson, AZ, 5.50% Water Rev Refunding Bond
                    7-1-2014...................................           A+       2,189,527       2,245,581
                                                                                 -----------     -----------
                                                                                   4,617,352       4,663,981
                                                                                 -----------     -----------
                  CALIFORNIA-7.86%
     2,385,000    Redwood City California Elem School Dist,
                    5.50% Zero Coupon General Obligation FGIC
                    Insured 8-1-2018 (d).......................          AAA         858,367         813,905
     2,750,000    Sulphur Springs (City of), CA, 7.00% Zero
                    Coupon General Obligation Ser A MBIA
                    Insured 9-1-2012 (d).......................          AAA       1,130,680       1,386,770
     1,000,000    Los Angeles County, CA, Public Works Finance
                    Authority, 5.00% Regional Park and Open
                    Space District A 10-1-2019.................           AA         919,194         913,750
     4,000,000    Southern California Public Power, 6.36% Zero
                    Coupon Bond 7-1-2013 (d)...................            A       1,691,615       1,894,160
                                                                                 -----------     -----------
                                                                                   4,599,856       5,008,585
                                                                                 -----------     -----------
                  COLORADO-3.04%
     1,925,000    Larimer County Colorado School District R1,
                    5.50% General Obligation Bond 12-15-2013...          AA-       1,941,424       1,938,648
                                                                                 -----------     -----------
                  CONNECTICUT-2.54%
     1,500,000    Connecticut State, 6.125% Special Tax
                    Obligation Rev Transportation
                    Infrastructure Ser B 9-1-2012..............          AA-       1,570,231       1,614,630
                                                                                 -----------     -----------
                  DISTRICT OF COLUMBIA-2.05%
     1,250,000    District of Columbia, 7.50% General
                    Obligation Ser 1990B FSA Insured
                    6-1-2010 (Prerefunded 6-1-2000 @ 102)......          AAA       1,239,981       1,305,137
                                                                                 -----------     -----------
                  FLORIDA-0.85%
       500,000    Florida (State of), 7.50% Mid-Bay Bridge Auth
                    Ser 1991A 10-1-2017(Subject to Crossover
                    Refunding 10-1-2001 @ 103).................           NR         471,793         542,900
                                                                                 -----------     -----------
                  GEORGIA-7.12%
     1,000,000    Georgia Municipal Electric, 6.50% Auth Power
                    Rev Ser Y 1-1-2017.........................            A         991,250       1,089,640
     1,375,000    Brunswick, GA, Water & Sewer, 6.10% Rev
                    Ref & Improvement Bond MBIA Insured
                    10-1-2019..................................          AAA       1,462,331       1,462,230
     1,765,000    Fulton County, GA, Water & Sewer, 6.375% Ref
                    Bond FGIC Insured 1-1-2014 (Escrowed to
                    Maturity)..................................          AAA       1,753,266       1,943,900
        35,000    Fulton County, GA, Water & Sewer, 6.375% Ref
                    Bond FGIC Insured 1-1-2014 (Unrefunded)....          AAA          34,745          38,247
                                                                                 -----------     -----------
                                                                                   4,241,592       4,534,017
                                                                                 -----------     -----------
                  ILLINOIS-8.56%
       500,000    Channahon Park, IL District, 7.50% General
                    Obligation 1-1-2011 (Prerefunded 7-1-2001
                    @ 100).....................................           NR         499,375         528,250
     1,000,000    Chicago, IL Metropolitan Water Reclamation
                    District, 5.20% General Obligation Bond
                    12-1-2013..................................           AA         993,004         974,690
     1,000,000    Kane County, IL, 5.50% Forest Preservation
                    District General Obligation Bond
                    12-30-2007.................................           AA       1,056,499       1,040,920
     1,000,000    Illinois Housing Dev Auth, 7.55% Multi-family
                    Housing Ser 1990A 7-1-2014.................           A+         987,575       1,035,420
     1,000,000    Illinois Dev Fin Auth, 7.375% Power Co Proj
                    Ser 1991A 7-1-2021.........................          BBB         991,951       1,102,210
       750,000    Chicago Gas Supply, 7.50% Rev for Peoples Gas
                    Ser B 3-1-2015.............................          AA-         755,522         773,168
                                                                                 -----------     -----------
                                                                                   5,283,926       5,454,658
                                                                                 -----------     -----------
                  INDIANA-2.06%
       265,000    Indiana Bond Bank, 8.50% Special Loan Program
                    Ser B 2-1-2018.............................           A+         266,140         268,389
     1,000,000    Indianapolis (City of), IN, Local Public
                    Improvement Bond Bank, 7.40% Ser 1990A
                    1-1-2020 (Prerefunded 7-1-2000 @102).......         Aaa*         997,814       1,046,510
                                                                                 -----------     -----------
                                                                                   1,263,954       1,314,899
                                                                                 -----------     -----------
                  KENTUCKY-3.34%
     1,000,000    Christian County, KY, 6.00% Hospital Rev Ref
                    Bond Jennie Stuart Medical Center
                    7-1-2013...................................           A-         995,370       1,008,010
     1,000,000    Louisville & Jefferson County, KY, 6.75%
                    Metro Sewer Dist Rev Bond Ser A AMBAC
                    Insured 5-15-2019(Pr erefunded 11-15-2004
                    @102)......................................          AAA         996,590       1,117,470
                                                                                 -----------     -----------
                                                                                   1,991,960       2,125,480
                                                                                 -----------     -----------
                  LOUISIANA-1.45%
     1,000,000    St. John Baptist Parish, LA, 5.35%
                    Environmental Improvement Rev Bond-USX
                    Corp. Project 12-1-2013....................         BBB-         975,410         924,520
                                                                                 -----------     -----------

--------------------------------------------------------------------------------

                                                                   Standard
                                                                   & Poor's
    Principal                                                       Rating                         Market
     Amount                                                       (Unaudited)     Cost (a)        Value (b)
   -----------                                                     ---------     -----------     -----------
                  MASSACHUSETTS-0.82%
   $   500,000    Boston, MA, 7.625% City Hospital Rev Bond Ser
                    A 2 -15-2021 (Prerefunded 8-15-2000
                    @102)......................................         Aaa*     $   496,030     $   524,720
                                                                                 -----------     -----------
                  MICHIGAN-3.04%
     1,750,000    Detroit, MI, Water System, 6.50% Rev Bond
                    FGIC Insured 7-1-2015......................          AAA       1,861,978       1,938,510
                                                                                 -----------     -----------
                  MINNESOTA-7.07%
     1,140,000    Fergus Falls (City of), MN, 6.50% Health Care
                    Fac Rev (Lake Regional Hospital) Ser A
                    9-1-2018...................................         BBB+       1,132,482       1,184,802
       670,000    Minneapolis (City of), MN, 7.00% Health Care
                    Fac Rev (St. Olaf Residence) Ser 1993
                    10-1-2012..................................           NR         670,000         692,231
     1,000,000    Minnesota Agriculture and Economic
                    Development, 5.50% Healthcare System Rev
                    Fairview Hospital and Healthcare Services
                    Ser 1997A MBIA Insured 11-15-2017..........          AAA       1,004,525         976,410
       500,000    Duluth (City of), MN, 5.875% Economic Dev
                    Auth Health Care Fac Rev Bond Ser A
                    12-1-2028..................................           NR         500,000         453,585
       500,000    Minneapolis (City of), MN, 5.875% Walker
                    Methodist Sr Services Rev Bond Ser C
                    11-15-2018.................................           NR         492,659         466,025
       690,000    St. Anthony (City of), MN, 6.75% Housing Dev
                    Rev Ref Bond 7-1-2007......................           AA         690,000         728,102
                                                                                 -----------     -----------
                                                                                   4,489,666       4,501,155
                                                                                 -----------     -----------
                  MISSOURI-2.12%
     1,250,000    Missouri State Health & Educ, 7.70% Still
                    Regional Med Ctr 2-1-2013..................          BBB       1,289,586       1,350,525
                                                                                 -----------     -----------
                  NEW MEXICO-4.10%
     2,500,000    University of New Mexico, 6.00% Rev Ref Ser A
                    6-1-2021...................................           AA       2,573,850       2,614,450
                                                                                 -----------     -----------
                  NEW YORK-13.09%
     1,000,000    New York City, NY, 8.25% General Obligation
                    Ser B 6-1-2005.............................           A-         990,831       1,164,790
     1,000,000    New York State Dorm Auth, 6.00% Rev Cons City
                    Univ System 2nd Gen 7-1-2020...............         BBB+       1,017,822       1,022,630
     1,000,000    New York State, 7.75% UDC Correctional Fac
                    Ser 1 1-1-2014 (Prerefunded 1-1-2000
                    @102)......................................         Aaa*         953,170       1,029,990
     2,465,000    Metropolitan Transportation Authority, NY,
                    Commuter Facilities, 5.75% Ser O
                    7-1-2013...................................         BBB+       2,396,739       2,529,534
     2,600,000    New York Triborough Bridge and Tunnel Auth,
                    5.50% General Purpose Ser Y 1-1-2017.......           A+       2,502,297       2,591,160
                                                                                 -----------     -----------
                                                                                   7,860,859       8,338,104
                                                                                 -----------     -----------
                  NORTH DAKOTA-1.81%
     1,100,000    Ward County, ND, 7.50% Health Care Fac Ser
                    1991B 7-1-2011.............................         BBB+       1,115,629       1,152,382
                                                                                 -----------     -----------
                  OHIO-4.66%
     1,000,000    Cleveland, OH, 5.75% General Obligation Bond
                    MBIA Insured 8-1-2012......................          AAA       1,058,711       1,048,090
       750,000    Cleveland (City of), OH, Parking Fac, 8.10%
                    Improvement Proj Rev Bond
                    9-15-2022 (Prerefunded 9-15-2002
                    @ 102).....................................           NR         765,000         839,220
     1,100,000    Cleveland, OH, 5.50% Water Works Rev Ref Bond
                    Ser G First Mortgage MBIA Insured
                    1-1-2021...................................          AAA       1,091,734       1,083,643
                                                                                 -----------     -----------
                                                                                   2,915,445       2,970,953
                                                                                 -----------     -----------
                  PENNSYLVANIA-3.58%
       750,000    Clarion County, PA, 8.50% Clarion Hospital
                    Proj Rev Bond 7-1-2021 (Prerefunded
                    7-1-2001 @102).............................           NR         731,744         816,210
     1,000,000    Pennsylvania State, 6.00% Drexel University
                    Higher Education Facilities Auth Rev
                    5-1-2024...................................           A-         993,590         989,800
       500,000    LeHigh County, PA, 5.70% General Purpose Auth
                    Rev Bond, Kidspeace Obligation Group
                    11-1-2009..................................           NR         500,000         476,745
                                                                                 -----------     -----------
                                                                                   2,225,334       2,282,755
                                                                                 -----------     -----------
                  PUERTO RICO-2.13%
     1,250,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                    Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A       1,332,039       1,353,338
                                                                                 -----------     -----------
                  SOUTH CAROLINA-2.99%
     1,800,000    South Carolina State, 5.75% State Capital
                    Improvements General Obligation Ser B
                    8-1-2004...................................          AAA       1,897,477       1,901,484
                                                                                 -----------     -----------
                  TENNESSEE-1.74%
     1,000,000    Metro Gov't of Nashville & Davidson County,
                    TN, 6.50% Water & Sewer Ref Bond FGIC
                    Insured 1-1-2010...........................          AAA       1,077,521       1,108,920
                                                                                 -----------     -----------
                  TEXAS-1.51%
     1,000,000    Austin, TX, 5.375% Public Improvements
                    General Obligation Bond 9-01-2018..........           AA         962,620         960,380
                                                                                 -----------     -----------
                  WISCONSIN-1.22%
       750,000    Wisconsin Health & Educ Fac Auth, 8.50% Rev
                    Bond Ser 1990 (Franciscan Health Sys)
                    3-1-2020 (Prerefunded 3-1-2000 @102).......         Aaa*         750,000         779,483
                                                                                 -----------     -----------
                  TOTAL MUNICIPAL BONDS........................                  $59,045,513     $61,204,614
                                                                                 ===========     ===========

FORTIS TAX-FREE PORTFOLIOS, INC.
NATIONAL PORTFOLIO (CONTINUED)
Schedule of Investments
September 30, 1999

SHORT-TERM INVESTMENTS-2.30%

--------------------------------------------------------------------------------
   Principal                                                       Market
     Amount                                                       Value (b)
   -----------                                                   ------------
                 INVESTMENT COMPANY-2.30%
   $1,465,171    First American Tax-Free Obligations Fund,
                   Current rate -- 3.24%......................   $ 1,465,171
                                                                 -----------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $60,510,684) (a)...........................   $62,669,785
                                                                 ===========

 (a) At September 30, 1999, the cost of securities for federal income tax purposes was $60,510,684 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 2,459,874
          Unrealized depreciation...........................     (300,773)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 2,159,101
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.
MINNESOTA PORTFOLIO
Schedule of Investments
September 30, 1999

MUNICIPAL BONDS-96.08%
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                      Market
     Amount                                                    (Unaudited)    Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               AIRPORT REVENUES-2.11%
   $1,000,000  Minneapolis-St. Paul (City of), MN, 5.125%
                 Metropolitan Airports Commission Ser A FGIC
                 Insured 1-1-2025...........................   AAA           $  963,622    $   908,540
                                                                             -----------   -----------
               GENERAL OBLIGATIONS-20.25%
   2,000,000   Centennial Independent School District #12,
                 5.625% Ser A 2-1-2016......................   Aa1*           1,972,333      2,007,080
   1,240,000   Farmington (City of), MN, Independent School
                 District #192, 5.04% Zero Coupon Ser B FSA
                 Insured 2-1-2012 (d).......................   Aaa*             670,970        637,236
   1,685,000   Lakeville (City of), MN, Independent School
                 District #194, 5.10% Zero Coupon General
                 Obligation Cap Apprec Ser B FSA Insured
                 2-1-2010 (d)...............................   Aaa*           1,001,434        982,254
   1,915,000   Minneapolis (City of), MN, 4.09% Zero Coupon
                 General Obligation Ser B 12-1-2005 (d).....   AAA            1,492,249      1,431,731
   2,000,000   Minnesota State, 5.00% General Obligation
                 11-1-2002..................................   AAA            2,050,966      2,045,780
     750,000   Puerto Rico, 6.25% Commonwealth Aqueduct &
                 Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....   A                799,223        812,002
   1,950,000   Rosemount (City of), MN, Independent School
                 District #196, 5.70% Zero Coupon General
                 Obligation MBIA Insured 4-1-2015 (d).......   AA+              815,987        822,061
                                                                             -----------   -----------
                                                                              8,803,162      8,738,144
                                                                             -----------   -----------
               HEALTH CARE SERVICES-12.71%
   1,000,000   Duluth (City of), MN, 8.375% EDA Health Care
                 Fac Rev St. Mary's Med Ctr Ser 1990
                 2-15-2020 (Prerefunded 2-15-2000 @ 102)....   AAA            1,013,220      1,036,840
   2,000,000   Minnesota Agriculture and Economic
                 Development, 5.50% Healthcare System Rev
                 Fairview Hospital and Healthcare Services
                 Ser 1997A MBIA Insured 11-15-2017..........   AAA            1,946,775      1,952,820
   1,500,000   Rochester (City of), MN, 5.90% Health Care
                 Fac Rev Bond Mayo Med Ctr Ser I
                 11-15-2010.................................   AA+            1,568,442      1,598,190
   1,000,000   St Paul (City of), MN, 5.25% Health Care Rev
                 5-15-2018..................................   BBB+             976,775        897,880
                                                                             -----------   -----------
                                                                              5,505,212      5,485,730
                                                                             -----------   -----------
               HIGHER EDUCATION (UNIV, DORMS, ETC.)-12.45%
   1,000,000   Minnesota Higher Education, 5.375% Fac Auth
                 Rev for University of St. Thomas Ser 4-P
                 4-1-2018...................................   A2*              995,855        947,820
   1,000,000   Minnesota Higher Education, 5.40% Fac Auth
                 for University of St. Thomas Ser 4-P
                 4-1-2023...................................   A2*              942,842        941,700
     460,000   Minnesota Higher Education, 7.625% Mortgage
                 Rev for St. Mary's College Ser 3F
                 10-1-2016 (Prerefunded 10-1-2001
                 @ 100).....................................   BBB-             457,700        489,734
   2,000,000   University of MN (Regents of), 5.50% General
                 Obligation Ser A 7-1-2021..................   AA             2,021,463      1,972,360
   1,000,000   University of MN (Regents of), 5.75% General
                 Obligation Ser 1996A 7-1-2018..............   AA             1,011,428      1,018,340
                                                                             -----------   -----------
                                                                              5,429,288      5,369,954
                                                                             -----------   -----------
               HOUSING-19.91%
   1,500,000   Brainerd (City of), MN, 6.65% Rev Ref Bond
                 Evangelical Lutheran-Good Samaritan Proj
                 Ser 1992B FSA Insured 3-1-2017.............   AAA            1,513,453      1,590,915
      65,000   Dakota County, MN, 8.10% HRA Single Family
                 Rev GNMA Backed 3-1-2016...................   AA+               65,387         65,713
     500,000   Duluth (City of), MN, 5.625% EDA Health Care
                 Fac Rev Board of Social Ministries
                 Properties Proj Ser 1998A 12-1-2018........   NR               500,000        453,660
     300,000   Eden Prairie (City of), MN, 7.40% Multifamily
                 Housing Ser 1990 FHA Insured 8-1-2025......   AAA              299,957        309,300
     840,000   Eden Prairie (City of), MN, 8.00% Multifamily
                 Housing Ser A FHA Insured 7-1-2026.........   AAA              840,000        876,506
     485,000   Edina (City of), MN, 7.50% Housing Dev Ref
                 Rev Edina Park Plaza Ser 1989A 12-1-2009...   Aa*              484,625        495,432
     500,000   Edina (City of), MN, 7.70% Housing Dev Ref
                 Rev Edina Park Plaza Ser A FHA Insured
                 12-1-2028..................................   Aa*              500,000        510,820
     525,000   Mankato (City of), MN, 8.25% Nursing Home Rev
                 Bond Board of Social Ministry Mankato
                 Lutheran Ser 1991A 10-1-2021 (Prerefunded
                 10-1-2001 @ 102)...........................   NR               520,000        573,925
     500,000   Minneapolis (City of), MN, 5.875% Walker
                 Methodist Sr Services Rev Bond Ser C
                 11-15-2018.................................   NR               492,659        466,025
     500,000   Minneapolis (City of), MN, 6.00% Health Care
                 Fac Rev Bond Shelter Care Foundation Ser A
                 4-1-2010...................................   NR               500,000        478,620
     910,000   Minneapolis (City of), MN, 7.10% HRA Mortgage
                 Rev Bond Riverplace Proj Ser A LOC Bank of
                 Tokyo 1-1-2020.............................   A2*              922,203        911,665
     350,000   Minneapolis (City of), MN, 8.25% Rev Bond
                 Trinity Housing Proj Ser 1991 2-1-2018.....   NR               350,000        357,151
     440,000   Northfield (City of), MN, 7.00% Health Care
                 Fac Northfield Retirement Ctr 5-1-2015.....   NR               436,233        466,440
     500,000   Red Wing (City of), MN, 6.50% Elderly Housing
                 Fac Ref Rev River Region Obligated Group
                 Ser 1993C 9-1-2022.........................   BBB+             497,051        512,995
     500,000   Spring Park (City of), MN, 8.25% Health Care
                 Fac Rev Bond Twin Birch Health Care Ctr
                 8-1-2011...................................   NR               500,000        522,410
                                                                             -----------   -----------
                                                                              8,421,568      8,591,577
                                                                             -----------   -----------

FORTIS TAX-FREE PORTFOLIOS, INC.
MINNESOTA PORTFOLIO (CONTINUED)
Schedule of Investments
September 30, 1999

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                      Market
     Amount                                                    (Unaudited)    Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               MISCELLANEOUS-4.50%
   $ 450,000   Dakota County, MN, 7.50% HRA Limited Annual
                 Appropriation Tax & Rev Supported Bond Ser
                 1991 1-1-2006..............................   BBB+          $  450,000    $   464,724
     400,000   Dawson (City of), MN, 7.30% IDR Ref Bond
                 Associated Milk Producers 9-1-2000.........   NR               396,426        404,912
   1,000,000   Minneapolis (City of), MN, 7.375% CDA Limited
                 Tax Supported Dev Rev Common Bond Fund Ser
                 1995-G3 12-1-2012..........................   A-             1,000,000      1,070,290
                                                                             -----------   -----------
                                                                              1,846,426      1,939,926
                                                                             -----------   -----------
               POLLUTION CONTROL-5.48%
     650,000   East Grand Forks (City of), MN, 7.75%
                 Pollution Control Rev (American Crystal
                 Sugar) Ser 1991A 4-1-2018..................   BBB+             650,244        684,372
   1,000,000   Minnesota Public Fac Auth, 5.00% Water
                 Pollution Rev Bond Ser B 3-1-2002..........   AAA            1,019,855      1,017,500
   1,000,000   Minnesota Public Fac Auth, 6.86% Zero Coupon
                 Water Pollution Rev Bond Ser 1992A
                 3-1-2007 (Prerefunded 3-1-2002 @ 73.543)
                 (d)........................................   AAA              615,565        661,150
                                                                             -----------   -----------
                                                                              2,285,664      2,363,022
                                                                             -----------   -----------
               PREREFUNDED WITH U.S. GOVERNMENT
               SECURITIES-4.96%
   1,275,000   St. Louis Park (City of), MN, 7.25% Hospital
                 Fac Rev Methodist Ser 1990C AMBAC Insured
                 7-1-2015 (Prerefunded 7-1-2000 @ 102)......   AAA            1,259,648      1,332,809
     765,000   St. Louis Park (City of), MN, 8.50% Health
                 Care Fac Park Nicollet Med Ctr Ser A
                 1-1-2011 (Prerefunded 1-1-2001 @ 100)......   Aaa*             767,022        805,231
                                                                             -----------   -----------
                                                                              2,026,670      2,138,040
                                                                             -----------   -----------
               PUBLIC FACILITIES-2.95%
     400,000   Duluth (City of), MN, 6.75% Gross Rev
                 Recreation Fac Bond Spirit Mountain Ser
                 1992 2-1-2007..............................   NR               400,000        405,468
     325,000   Moorhead (City of), MN, 7.75% Golf Course Rev
                 Bond Ser 1992A 12-1-2015...................   NR               325,000        348,413
     500,000   St. Paul (City of), MN, 6.45% HRA Parking Rev
                 Bond Ser 1992A 8-1-2007 (Prerefunded
                 8-1-2000 @ 102)............................   A-               500,000        520,560
                                                                             -----------   -----------
                                                                              1,225,000      1,274,441
                                                                             -----------   -----------
               TRANSPORTATION-2.37%
   1,000,000   Puerto Rico, 5.50% Commonwealth Highway &
                 Transportation Auth Rev FSA-CR 7-1-2013....   AAA            1,023,187      1,022,210
                                                                             -----------   -----------
               UTILITIES-ELECTRIC-8.39%
   1,100,000   Northern MN Municipal Power Agency, 5.25%
                 Electric Support Rev FSA Insured
                 1-1-2013...................................   AAA            1,100,000      1,082,389
   1,295,000   Northern MN Municipal Power Agency, 6.94%
                 Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                 Primary Insured 1-1-2011 (d)...............   AAA              601,019        711,784
   2,500,000   Southern MN Municipal Power Agency, 5.27%
                 Zero Coupon Power Supply Systems Rev Bonds
                 MBIA Insured 1-1-2019 (d)..................   AAA              918,549        817,650
   1,000,000   Western MN Municipal Power Agency, 5.50% Ref
                 Ser A AMBAC Insured 1-1-2013...............   AAA              992,487      1,007,160
                                                                             -----------   -----------
                                                                              3,612,055      3,618,983
                                                                             -----------   -----------
               TOTAL MUNICIPAL BONDS........................                 $41,141,854   $41,450,567
                                                                             ===========   ===========

SHORT-TERM INVESTMENTS-2.72%
--------------------------------------------------------------------------------

   Principal                                                     Market
     Amount                                                     Value (b)
   ----------                                                  -----------
               INVESTMENT COMPANY-2.72%
   $1,175,309  Federated Minnesota Municipal Cash Trust,
                 Current rate -- 3.43%......................   $ 1,175,309
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $42,317,163)(A)............................   $42,625,876
                                                               ===========

 (a) At September 30, 1999, the cost of securities for federal income tax purposes was $42,317,682 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $  902,574
          Unrealized depreciation...........................    (594,380)
          --------------------------------------------------------------
          Net unrealized appreciation.......................  $  308,194
          --------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

September 30, 1999

--------------------------------------------------------------------------------

                                                      NATIONAL      MINNESOTA
                                                     PORTFOLIO      PORTFOLIO
                                                     ---------      ---------
ASSETS:
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $60,510,684; $42,317,163; respectively) (Note
    1)............................................  $62,669,785    $42,625,876
  Receivables:
    Investment securities sold....................    2,260,564             --
    Interest and dividends........................      890,678        619,746
  Deferred registration costs (Note1).............       15,314          4,166
                                                    -----------    -----------
TOTAL ASSETS......................................   65,836,341     43,249,788
                                                    -----------    -----------
LIABILITIES:
  Cash portion of dividends payable...............       78,759         50,151
  Payable for investment securities purchased.....    1,956,210             --
  Redemptions of capital stock....................       23,004          4,855
  Payable for investment advisory and management
    fees (Note 2).................................       40,909         25,792
  Payable for distribution fees (Note 2)..........          567            181
  Accounts payable and accrued expenses...........       30,718         24,476
                                                    -----------    -----------
TOTAL LIABILITIES.................................    2,130,167        105,455
                                                    -----------    -----------
NET ASSETS:
  Net proceeds of capital stock, par value $.01
    per share-authorized 100,000,000,000;
    100,000,000,000 shares; respectively..........   61,953,416     42,946,933
  Unrealized appreciation of investments..........    2,159,101        308,713
  Undistributed net investment income.............       44,136         23,958
  Accumulated net realized gain (loss) from sale
    of investments................................     (450,479)      (135,271)
                                                    -----------    -----------
TOTAL NET ASSETS..................................  $63,706,174    $43,144,333
                                                    ===========    ===========
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $8,247,207;
  and $3,239,826; respectively and 787,702; and
  326,979 shares outstanding; respectively).......       $10.47          $9.91
                                                    -----------    -----------
Class B shares (based on net assets of $1,752,115;
  and $859,714; respectively and 167,478; and
  86,802 shares outstanding; respectively)........       $10.46          $9.90
                                                    -----------    -----------
Class C shares (based on net assets of $548,297;
  and $247,269; respectively and 52,473; and
  24,904 shares outstanding; respectively)........       $10.45          $9.93
                                                    -----------    -----------
Class E shares (based on net assets of
  $47,139,617; and $37,396,030; respectively and
  4,494,433; and 3,763,201 shares outstanding;
  respectively)...................................       $10.49          $9.94
                                                    -----------    -----------
Class H shares (based on net assets of $6,018,938;
  and $1,401,494; respectively and 575,507; and
  141,125 shares outstanding; respectively).......       $10.46          $9.93
                                                    -----------    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

September 30, 1999

--------------------------------------------------------------------------------

                                                      NATIONAL      MINNESOTA
                                                     PORTFOLIO      PORTFOLIO
                                                     ---------      ---------
NET INVESTMENT INCOME:
  Income:
    Interest income...............................  $ 3,880,920    $ 2,596,452
                                                    -----------    -----------
  Expenses:
    Investment advisory and management fees (Note
     2)...........................................      543,144        334,606
    Distribution fees (Class A) (Note 2)..........       21,020          8,351
    Distribution fees (Class B) (Note 2)..........       18,691         11,058
    Distribution fees (Class C) (Note 2)..........        4,948          2,351
    Distribution fees (Class H) (Note 2)..........       66,331         15,277
    Registration fees (Note 1)....................       45,367          7,609
    Legal and auditing fees.......................       19,025         17,707
    Shareholders' notices and reports.............       30,090         19,591
    Custodian fees................................        3,121          4,618
    Directors' fees and expenses..................       10,491          6,745
    Other.........................................       12,503          7,712
                                                    -----------    -----------
  Total expenses..................................      774,731        435,625
                                                    -----------    -----------
NET INVESTMENT INCOME.............................    3,106,189      2,160,827
                                                    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS: (NOTE 1)
  Net realized gain (loss) from security
    transactions..................................     (396,223)      (118,813)
  Net realized gain (loss) from interest rate
    futures.......................................      (51,336)            --
                                                    -----------    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS...........     (447,559)      (118,813)
                                                    -----------    -----------
  Net change in unrealized depreciation of
    investments...................................   (4,554,712)    (2,876,460)
                                                    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS....................   (5,002,271)    (2,995,273)
                                                    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $(1,896,082)   $  (834,446)
                                                    ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO
--------------------------------------------------------------------------------

                                                         FOR THE              FOR THE
                                                        YEAR ENDED           YEAR ENDED
                                                    SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                                                    ------------------   ------------------
OPERATIONS:
  Net investment income...........................      $ 3,106,189          $ 3,297,595
  Net realized gain (loss) on investments.........         (447,559)             841,665
  Net change in unrealized appreciation
    (depreciation) on investments in securities...       (4,554,712)           1,361,161
                                                        -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................       (1,896,082)           5,500,421
                                                        -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................         (358,626)            (338,406)
    Class B.......................................          (65,694)             (51,129)
    Class C.......................................          (17,374)             (19,545)
    Class E.......................................       (2,370,705)          (2,656,955)
    Class H.......................................         (231,888)            (201,242)
  From net realized gains on investments
    Class A.......................................          (90,276)             (23,860)
    Class B.......................................          (16,339)              (4,260)
    Class C.......................................           (4,978)              (1,845)
    Class E.......................................         (589,072)            (188,744)
    Class H.......................................          (71,581)             (15,907)
                                                        -----------          -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (3,816,533)          (3,501,893)
                                                        -----------          -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (159,281 and 168,869 shares)..........        1,748,357            1,884,679
    Class B (102,711 and 27,291 shares)...........        1,139,703              303,559
    Class C (19,583 and 12,943 shares)............          211,700              144,041
    Class E (109,227 and 182,874 shares)..........        1,197,525            2,053,379
    Class H (151,781 and 145,610 shares)..........        1,688,819            1,619,378
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (25,779 and 19,967 shares)............          282,949              223,080
    Class B (6,255 and 3,514 shares)..............           68,470               39,225
    Class C (1,782 and 1,696 shares)..............           19,489               18,910
    Class E (177,747 and 163,960 shares)..........        1,955,188            1,833,309
    Class H (16,763 and 11,998 shares)............          184,180              133,931
  Less cost of repurchase of shares
    Class A (128,393 and 114,659 shares)..........       (1,402,494)          (1,277,661)
    Class B (72,984 and 15,741 shares)............         (792,178)            (175,491)
    Class C (12,353 and 24,064 shares)............         (135,294)            (267,354)
    Class E (797,205 and 737,765 shares)..........       (8,692,661)          (8,235,319)
    Class H (130,296 and 82,292 shares)...........       (1,406,941)            (915,367)
                                                        -----------          -----------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       (3,933,188)          (2,617,701)
                                                        -----------          -----------
TOTAL DECREASE IN NET ASSETS......................       (9,645,803)            (619,173)
NET ASSETS:
  Beginning of year...............................       73,351,977           73,971,150
                                                        -----------          -----------
  End of year [includes undistributed (excess of
    distribution over) net investment income of
    $44,136 and ($17,766), respectively]..........      $63,706,174          $73,351,977
                                                        -----------          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

MINNESOTA PORTFOLIO
--------------------------------------------------------------------------------

                                                         FOR THE              FOR THE
                                                        YEAR ENDED           YEAR ENDED
                                                    SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                                                    ------------------   ------------------
OPERATIONS:
  Net investment income...........................      $ 2,160,827          $ 2,373,409
  Net realized gain (loss) on investments.........         (118,813)             785,347
  Net change in unrealized appreciation
    (depreciation) of investments in securities...       (2,876,460)             701,009
                                                        -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................         (834,446)           3,859,765
                                                        -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................         (149,384)            (169,880)
    Class B.......................................          (40,527)             (46,230)
    Class C.......................................           (8,069)              (8,174)
    Class E.......................................       (1,884,736)          (2,084,604)
    Class H.......................................          (56,779)             (52,848)
  From realized gains on investments
    Class A.......................................          (52,042)              (5,160)
    Class B.......................................          (20,754)              (1,292)
    Class C.......................................           (3,754)                (238)
    Class E.......................................         (660,723)             (50,432)
    Class H.......................................          (26,232)              (1,461)
                                                        -----------          -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (2,903,000)          (2,420,319)
                                                        -----------          -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (92,718 and 138,615 shares)...........          970,636            1,449,793
    Class B (19,520 and 16,125 shares)............          199,062              169,764
    Class C (12,467 and 967 shares)...............          129,572               10,000
    Class E (118,222 and 111,624 shares)..........        1,219,784            1,177,034
    Class H (26,466 and 20,470 shares)............          278,026              218,276
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (14,757 and 9,988 shares).............          152,679              105,254
    Class B (4,423 and 2,500 shares)..............           45,770               26,326
    Class C (824 and 526 shares)..................            8,553                5,539
    Class E (171,562 and 141,459 shares)..........        1,781,326            1,494,183
    Class H (5,383 and 3,448 shares)..............           55,968               36,388
  Less cost of repurchase of shares
    Class A (75,526 and 207,182 shares)...........         (780,540)          (2,183,158)
    Class B (55,585 and 25,031 shares)............         (569,738)            (260,690)
    Class C (6,459 and 5,599 shares)..............          (65,701)             (58,479)
    Class E (440,999 and 506,507 shares)..........       (4,539,493)          (5,336,737)
    Class H (26,178 and 5,981 shares).............         (266,818)             (63,038)
                                                        -----------          -----------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       (1,380,914)          (3,209,545)
                                                        -----------          -----------
TOTAL DECREASE IN NET ASSETS......................       (5,118,360)          (1,770,099)
NET ASSETS:
  Beginning of year...............................       48,262,693           50,032,792
                                                        -----------          -----------
  End of year (includes undistributed net
    investment income of $23,958 and $2,626,
    respectively).................................      $43,144,333          $48,262,693
                                                        -----------          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax Free Portfolios, Inc. is an open-end management investment company which currently is comprised of two separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, (the Funds) are diversified portfolios each of which has different investment objectives and its own investment portfolio and net asset value. The investment objective of National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The investment objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio.

   The Minnesota Portfolio concentrates it's investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The fund offers Class A, Class B, Class C, Class E and Class H shares. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the fund are summarized as follows:

   SECURITY VALUATION: Municipal Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The portfolios amortize long-term bond premium and original issue discount.

   For the year ended September 30, 1999, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $61,304,279 and $66,105,287 for National Portfolio; and $25,136,314 and
   $26,975,573 for Minnesota Portfolio, respectively.

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   For federal income tax purposes the National Portfolio and Minnesota Portfolio had capital loss carryovers of $450,479 and $135,790, respectively, at September 30, 1999, which, if not offset by subsequent capital gains, will expire in 2008. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The portfolios declare income distributions daily to be paid on the last business day of each month. The portfolios will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the portfolio at net asset value on the payable date or paid in cash five business days after month end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   FUTURES TRANSACTIONS: The portfolios may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The portfolios would be exposed to market risk as a result of changes in the value of the underlying financial instruments. Investment in financial futures requires the portfolios to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gain or losses. When the contracts are closed, the portfolios recognize a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------
   determined by the exchange or Board of Trade on which the contract is traded and is subject to change. There were no open contracts as of September 30, 1999.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), is the investment adviser for the funds. Under the investment advisory and management agreement, the investment advisory fee payable by the Minnesota Portfolio is computed at an annual rate of .72% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based on the average net assets of the Minnesota Portfolio. The National Portfolio's investment advisory fees are computed at an annual rate of .80% of the first $50 million in average daily net assets, and .70% of average daily net assets in excess of $50 million, and are based upon the average net assets of the portfolio alone.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating :

                                                    Class A    Class B    Class C    Class E    Class H
   ----------------------------------------------------------------------------------------------------
   National Portfolio...........................    $32,145    $14,724     $141      $22,635    $22,399
   Minnesota Portfolio..........................    $27,794    $ 4,164       --      $34,623    $ 1,824

   Legal fees and expenses aggregating $3,250 and $2,148 for the National and Minnesota Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the portfolios was as follows:

                                                    Class E
                                ------------------------------------------------
                                            Year Ended September 30,
                                ------------------------------------------------
NATIONAL PORTFOLIO                1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Net asset value, beginning of
  year........................  $ 11.38   $ 11.07   $ 10.76   $ 10.72   $ 10.38
                                -------   -------   -------   -------   -------

Operations:
  Investment income - net.....      .50       .52       .55       .56       .58
  Net realized and unrealized
    gains (losses) on
    investments...............     (.78)      .34       .31       .04       .36
                                -------   -------   -------   -------   -------
Total from operations.........     (.28)      .86       .86       .60       .94
                                -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income -
    net.......................     (.49)     (.51)     (.55)     (.56)     (.59)
  From net realized gains.....     (.12)     (.04)       --        --      (.01)
                                -------   -------   -------   -------   -------
Total distributions to
 shareholders.................     (.61)     (.55)     (.55)     (.56)     (.60)
                                -------   -------   -------   -------   -------
Net asset value, end of
  year........................  $ 10.49   $ 11.38   $ 11.07   $ 10.76   $ 10.72
                                -------   -------   -------   -------   -------
Total Return @................    (2.56%)    7.97%     8.19%     5.69%     9.30%
Net assets end of year (000s
  omitted)....................  $47,140   $56,959   $59,727   $65,237   $70,531
Ratio of expenses to average
  daily net assets............      .94%      .98%      .95%      .93%     1.03%
Ratio of net investment income
  to average
  daily net assets............     4.56%     4.65%     5.03%     5.19%     5.54%
Portfolio turnover rate.......       89%       74%       71%       52%       35%

                                                Class A                                   Class B
                                ----------------------------------------  ----------------------------------------
                                        Year Ended September 30,                  Year Ended September 30,
                                ----------------------------------------  ----------------------------------------
NATIONAL PORTFOLIO                1999    1998    1997    1996    1995+     1999    1998    1997    1996    1995+
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 11.37  $11.06  $10.75  $10.71  $ 9.79   $ 11.36  $11.05  $10.74  $10.70  $ 9.79
                                -------  ------  ------  ------  ------   -------  ------  ------  ------  ------

Operations:
  Investment income - net.....      .47     .50     .53     .53     .49       .38     .42     .44     .45     .42
  Net realized and unrealized
    gains (losses) on
    investments...............     (.78)    .34     .31     .04     .94      (.78)    .34     .31     .04     .93
                                -------  ------  ------  ------  ------   -------  ------  ------  ------  ------
Total from operations.........     (.31)    .84     .84     .57    1.43      (.40)    .76     .75     .49    1.35
                                -------  ------  ------  ------  ------   -------  ------  ------  ------  ------

Distributions to shareholders:
  From investment income -
    net.......................     (.47)   (.49)   (.53)   (.53)   (.50)     (.38)   (.41)   (.44)   (.45)   (.43)
  From net realized gains.....     (.12)   (.04)     --      --    (.01)     (.12)   (.04)     --      --    (.01)
                                -------  ------  ------  ------  ------   -------  ------  ------  ------  ------
Total distributions to
 shareholders.................     (.59)   (.53)   (.53)   (.53)   (.51)     (.50)   (.45)   (.44)   (.45)   (.44)
                                -------  ------  ------  ------  ------   -------  ------  ------  ------  ------
Net asset value, end of
  period......................  $ 10.47  $11.37  $11.06  $10.75  $10.71   $ 10.46  $11.36  $11.05  $10.74  $10.70
                                -------  ------  ------  ------  ------   -------  ------  ------  ------  ------
Total Return @................    (2.87%)   7.75%   7.96%   5.46%  14.80%   (3.61%)   6.95%   7.14%   4.65%  13.96%
Net assets end of period (000s
  omitted)....................  $ 8,247  $8,308  $7,263  $6,239  $1,807   $ 1,752  $1,493  $1,287  $  997  $  668
Ratio of expenses to average
  daily net assets............     1.19%   1.23%   1.20%   1.18%   1.28%*    1.94%   1.98%   1.95%   1.93%   2.03%*
Ratio of net investment income
  to average
  daily net assets............     4.31%   4.40%   4.78%   4.97%   5.03%*    3.56%   3.65%   4.02%   4.20%   4.04%*
Portfolio turnover rate.......       89%     74%     71%     52%     35%       89%     74%     71%     52%     35%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gain distributions, without adjustment for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):

                                                    Class C
                                ------------------------------------------------
                                            Year Ended September 30,
                                ------------------------------------------------
NATIONAL PORTFOLIO                1999      1998      1997      1996     1995+
--------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 11.34   $ 11.04   $ 10.74   $ 10.70   $  9.79
                                -------   -------   -------   -------   -------

Operations:
  Investment income - net.....      .39       .41       .43       .45       .43
  Net realized and unrealized
    gains (losses) on
    investments...............     (.78)      .34       .31       .04       .92
                                -------   -------   -------   -------   -------
Total from operations.........     (.39)      .75       .74       .49      1.35
                                -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income -
    net.......................     (.38)     (.41)     (.44)     (.45)     (.43)
  From net realized gains.....     (.12)     (.04)       --        --      (.01)
                                -------   -------   -------   -------   -------
Total distributions to
 shareholders.................     (.50)     (.45)     (.44)     (.45)     (.44)
                                -------   -------   -------   -------   -------
Net asset value, end of
  period......................  $ 10.45   $ 11.34   $ 11.04   $ 10.74   $ 10.70
                                -------   -------   -------   -------   -------
Total Return @................    (3.53%)    6.86%     7.04%     4.65%    13.95%
Net assets end of period (000s
  omitted)....................  $   548   $   493   $   584   $   223   $   106
Ratio of expenses to average
  daily net assets............     1.94%     1.98%     1.95%     1.93%     2.03%*
Ratio of net investment income
  to average
  daily net assets............     3.56%     3.65%     4.05%     4.20%     4.14%*
Portfolio turnover rate.......       89%       74%       71%       52%       35%

                                                    Class H
                                ------------------------------------------------
                                            Year Ended September 30,
                                ------------------------------------------------
NATIONAL PORTFOLIO                1999      1998      1997      1996     1995+
--------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 11.35   $ 11.06   $ 10.75   $ 10.71   $  9.79
                                -------   -------   -------   -------   -------

Operations:
  Investment income - net.....      .39       .40       .44       .45       .43
  Net realized and unrealized
    gains (losses) on
    investments...............     (.78)      .34       .31       .04       .93
                                -------   -------   -------   -------   -------
Total from operations.........     (.39)      .74       .75       .49      1.36
                                -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income -
    net.......................     (.38)     (.41)     (.44)     (.45)     (.43)
  From net realized gains.....     (.12)     (.04)       --        --      (.01)
                                -------   -------   -------   -------   -------
Total distributions to
 shareholders.................     (.50)     (.45)     (.44)     (.45)     (.44)
                                -------   -------   -------   -------   -------
Net asset value, end of
  period......................  $ 10.46   $ 11.35   $ 11.06   $ 10.75   $ 10.71
                                -------   -------   -------   -------   -------
Total Return @................    (3.52%)    6.76%     7.13%     4.64%    14.06%
Net assets end of period (000s
  omitted)....................  $ 6,019   $ 6,099   $ 5,111   $ 4,015   $ 1,757
Ratio of expenses to average
  daily net assets............     1.94%     1.98%     1.95%     1.93%     2.03%*
Ratio of net investment income
  to average
  daily net assets............     3.56%     3.65%     4.03%     4.20%     4.24%*
Portfolio turnover rate.......       89%       74%       71%       52%       35%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gain distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                    Class E
                                ------------------------------------------------
                                            Year Ended September 30,
                                ------------------------------------------------
MINNESOTA PORTFOLIO               1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Net asset value, beginning of
  year........................  $ 10.77   $ 10.46   $ 10.28   $ 10.32   $ 10.08
                                -------   -------   -------   -------   -------

Operations:
  Investment income - net.....      .50       .52       .53       .55       .57
  Net realized and unrealized
    gains (losses) on
    investments...............     (.67)      .32       .18      (.04)      .24
                                -------   -------   -------   -------   -------
Total from operations.........     (.17)      .84       .71       .51       .81
                                -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income -
    net.......................     (.49)     (.52)     (.53)     (.55)     (.57)
  From net realized gains.....     (.17)     (.01)       --        --        --
                                -------   -------   -------   -------   -------
Total distributions to
 shareholders.................     (.66)     (.53)     (.53)     (.55)     (.57)
                                -------   -------   -------   -------   -------
Net asset value, end of
  year........................  $  9.94   $ 10.77   $ 10.46   $ 10.28   $ 10.32
                                -------   -------   -------   -------   -------
Total Return @................    (1.71%)    8.25%     7.10%     5.01%     8.35%
Net assets end of year (000s
  omitted)....................  $37,396   $42,170   $43,584   $49,262   $52,603
Ratio of expenses to average
  daily net assets............      .86%      .91%      .96%      .93%      .98%
Ratio of net investment income
  to average
  daily net assets............     4.73%     4.94%     5.14%     5.34%     5.60%
Portfolio turnover rate.......       55%       55%       61%       41%       27%

                                                  Class A                                     Class B
                                --------------------------------------------  ----------------------------------------
                                          Year Ended September 30,                    Year Ended September 30,
                                --------------------------------------------  ----------------------------------------
MINNESOTA PORTFOLIO               1999     1998     1997     1996    1995+      1999    1998    1997    1996    1995+
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 10.74  $ 10.43  $ 10.26  $ 10.30  $  9.55   $ 10.73  $10.42  $10.24  $10.27  $ 9.55
                                -------  -------  -------  -------  -------   -------  ------  ------  ------  ------

Operations:
  Investment income - net.....      .47      .49      .50      .52      .48       .39     .41     .42     .45     .41
  Net realized and unrealized
    gains (losses) on
    investments...............     (.67)     .32      .18     (.04)     .76      (.67)    .32     .18    (.04)    .73
                                -------  -------  -------  -------  -------   -------  ------  ------  ------  ------
Total from operations.........     (.20)     .81      .68      .48     1.24      (.28)    .73     .60     .41    1.14
                                -------  -------  -------  -------  -------   -------  ------  ------  ------  ------

Distributions to shareholders:
  From investment income -
    net.......................     (.46)    (.49)    (.51)    (.52)    (.49)     (.38)   (.41)   (.42)   (.44)   (.42)
  From net realized gains.....     (.17)    (.01)      --       --       --      (.17)   (.01)     --      --      --
                                -------  -------  -------  -------  -------   -------  ------  ------  ------  ------
Total distributions to
 shareholders.................     (.63)    (.50)    (.51)    (.52)    (.49)     (.55)   (.42)   (.42)   (.44)   (.42)
                                -------  -------  -------  -------  -------   -------  ------  ------  ------  ------
Net asset value, end of
  period......................  $  9.91  $ 10.74  $ 10.43  $ 10.26  $ 10.30   $  9.90  $10.73  $10.42  $10.24  $10.27
                                -------  -------  -------  -------  -------   -------  ------  ------  ------  ------
Total Return @................    (1.94%)    8.13%    6.66%    4.78%   13.15%   (2.73%)   7.18%   6.01%   4.04%  12.10%
Net assets end of period (000s
  omitted)....................  $ 3,240  $ 3,170  $ 3,689  $ 1,822  $   884   $   860  $1,271  $1,301  $1,109  $  180
Ratio of expenses to average
  daily net assets............     1.11%    1.16%    1.21%    1.18%    1.23%*    1.86%   1.91%   1.96%   1.93%   1.98%*
Ratio of net investment income
  to average
  daily net assets............     4.48%    4.69%    4.89%    5.07%    5.10%*    3.73%   3.94%   4.14%   4.34%   4.37%*
Portfolio turnover rate.......       55%      55%      61%      41%      27%       55%     55%     61%     41%     27%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):

                                                  Class C
                                --------------------------------------------
                                          Year Ended September 30,
                                --------------------------------------------
MINNESOTA PORTFOLIO               1999     1998     1997     1996     1995+
----------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 10.73   $10.44   $10.26   $10.30   $ 9.55
                                -------   ------   ------   ------   ------

Operations:
  Investment income - net.....      .42      .39      .42      .44      .42
  Net realized and unrealized
    gains (losses) on
    investments...............     (.67)     .32      .18     (.04)     .75
                                -------   ------   ------   ------   ------
Total from operations.........     (.25)     .71      .60      .40     1.17
                                -------   ------   ------   ------   ------

Distributions to shareholders:
  From investment income -
    net.......................     (.38)    (.41)    (.42)    (.44)    (.42)
  From net realized gains.....     (.17)    (.01)      --       --       --
                                -------   ------   ------   ------   ------
Total distributions to
 shareholders.................     (.55)    (.42)    (.42)    (.44)    (.42)
                                -------   ------   ------   ------   ------
Net asset value, end of
  period......................  $  9.93   $10.73   $10.44   $10.26   $10.30
                                -------   ------   ------   ------   ------
Total Return @................    (2.45%)   6.97%    6.00%    4.00%   12.31%
Net assets end of period (000s
  omitted)....................  $   247   $  194   $  232   $  210   $  143
Ratio of expenses to average
  daily net assets............     1.86%    1.91%    1.96%    1.93%    1.98%*
Ratio of net investment income
  to average
  daily net assets............     3.73%    3.94%    4.14%    4.31%    4.28%*
Portfolio turnover rate.......       55%      55%      61%      41%      27%

                                                    Class H
                                ------------------------------------------------
                                            Year Ended September 30,
                                ------------------------------------------------
MINNESOTA PORTFOLIO               1999      1998      1997      1996     1995+
--------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 10.76   $ 10.44   $ 10.26   $ 10.30   $  9.55
                                -------   -------   -------   -------   -------

Operations:
  Investment income - net.....      .39       .42       .42       .44       .41
  Net realized and unrealized
    gains (losses) on
    investments...............     (.67)      .32       .18      (.04)      .76
                                -------   -------   -------   -------   -------
Total from operations.........     (.28)      .74       .60       .40      1.17
                                -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income -
    net.......................     (.38)     (.41)     (.42)     (.44)     (.42)
  From net realized gains.....     (.17)     (.01)       --        --        --
                                -------   -------   -------   -------   -------
Total distributions to
 shareholders.................     (.55)     (.42)     (.42)     (.44)     (.42)
                                -------   -------   -------   -------   -------
Net asset value, end of
  period......................  $  9.93   $ 10.76   $ 10.44   $ 10.26   $ 10.30
                                -------   -------   -------   -------   -------
Total Return @................    (2.73%)    7.26%     6.00%     3.93%    12.42%
Net assets end of period (000s
  omitted)....................  $ 1,401   $ 1,458   $ 1,227   $ 1,061   $   638
Ratio of expenses to average
  daily net assets............     1.86%     1.91%     1.96%     1.93%     1.98%*
Ratio of net investment income
  to average
  daily net assets............     3.73%     3.94%     4.14%     4.33%     4.29%*
Portfolio turnover rate.......       55%       55%       61%       41%       27%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Tax-Free Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of National Portfolio and Minnesota Portfolio (portfolios within Fortis Tax-Free Portfolios, Inc.) as of
September 30, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period ended September 30, 1999, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of National Portfolio and Minnesota Portfolio as of September 30, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period ended September 30, 1999, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota
November 5, 1999

FEDERAL INCOME TAX INFORMATION

(Unaudited)

Exempt interest dividends are exempt from federal income taxes and should not be included in the shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. In January, 2000, the fund will provide the shareholder with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

During the year ended September 30, 1999, 100% of the National and Minnesota Portfolios' distributions were derived from interest on municipal securities and qualify as exempt dividends for federal tax purposes.

Detailed below are the per share distributions made during the year ended September 30, 1999.

NATIONAL PORTFOLIO

RECORD DATE                                      Class A    Class B    Class C    Class E    Class H
                                                 ---------------------------------------------------
Ordinary Income Per Share
October 30, 1998.............................    $0.039     $0.032     $0.032     $0.041     $0.032
November 30, 1998............................     0.039      0.032      0.032      0.041      0.032
December 31, 1998............................     0.039      0.032      0.032      0.041      0.032
January 29, 1999.............................     0.039      0.032      0.032      0.041      0.032
February 26, 1999............................     0.039      0.032      0.032      0.041      0.032
March 31, 1999...............................     0.039      0.032      0.032      0.041      0.032
April 30, 1999...............................     0.039      0.032      0.032      0.041      0.032
May 28, 1999.................................     0.039      0.032      0.032      0.041      0.032
June 30, 1999................................     0.039      0.032      0.032      0.041      0.032
July 30, 1999................................     0.039      0.032      0.032      0.041      0.032
August 31, 1999..............................     0.039      0.032      0.032      0.041      0.032
September 30, 1999...........................     0.039      0.032      0.032      0.041      0.032
                                                 ------     ------     ------     ------     ------
Total Distributions..........................     0.468      0.384      0.384      0.492      0.384
                                                 ------     ------     ------     ------     ------

Short-Term Capital Gain Per Share
December 31, 1998............................    $0.0520    $0.0520    $0.0520    $0.0520    $0.0520
                                                 ------     ------     ------     ------     ------

Long-Term Capital Gain Per Share
December 31, 1998............................    $0.0680    $0.0680    $0.0680    $0.0680    $0.0680
                                                 ------     ------     ------     ------     ------

MINNESOTA PORTFOLIO
RECORD DATE
Ordinary Income Per Share
October 30, 1998.............................    $0.041     $0.034     $0.034     $0.043     $0.034
November 30, 1998............................     0.041      0.034      0.034      0.043      0.034
December 31, 1998............................     0.039      0.032      0.032      0.041      0.032
January 29, 1999.............................     0.039      0.032      0.032      0.041      0.032
February 26, 1999............................     0.039      0.032      0.032      0.041      0.032
March 31, 1999...............................     0.039      0.032      0.032      0.041      0.032
April 30, 1999...............................     0.039      0.032      0.032      0.041      0.032
May 28, 1999.................................     0.037      0.030      0.030      0.039      0.030
June 30, 1999................................     0.037      0.030      0.030      0.039      0.030
July 30, 1999................................     0.037      0.030      0.030      0.039      0.030
August 31, 1999..............................     0.037      0.030      0.030      0.039      0.030
September 30, 1999...........................     0.037      0.030      0.030      0.039      0.030
                                                 ------     ------     ------     ------     ------
Total Distributions..........................     0.462      0.378      0.378      0.486      0.378
                                                 ------     ------     ------     ------     ------

Short-Term Capital Gain Per Share
December 31, 1998............................    $0.0700    $0.0700    $0.0700    $0.0700    $0.0700
                                                 ------     ------     ------     ------     ------

Long-Term Capital Gain Per Share
December 31, 1998............................    $0.1010    $0.1010    $0.1010    $0.1010    $0.1010
                                                 ------     ------     ------     ------     ------

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER,
                                           FORTIS ADVISERS, INC.,
                                           FORTIS INVESTORS, INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers annuities, life insurance and mutual funds through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking and investments. Fortis' listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
Fund management offered through
Fortis Advisers, Inc. since 1949

Securities offered through
Fortis Investors, Inc.,
member NASD, SIPC

Insurance products offered through
Fortis Benefits Insurance Company
& Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55164-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      Bulk Rate
St. Paul, MN 55164-0284                                            U.S. Postage
                                                                     PAID
                                                                 Permit No. 3794
Fortis tax-free bond funds                                       Minneapolis, MN
                                                                 ---------------


[LOGO] Printed on recycled paper containing at least
       10% post-consumer recycled material.

The Fortis brandmark and Fortis-SM- are servicemarks of Fortis (B) and Fortis (NL).

95311-C- Fortis, Inc. 10/99